Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Communication Services (11.5%):
Alphabet, Inc., Class C(a)	8,408	$12,058
Comcast Corp., Class A	138,788	5,995
Facebook, Inc., Class A(a)	34,005	6,866
Nexstar Media Group, Inc., Class A	38,625	4,679
The Walt Disney Co.	12,700	1,757
T-Mobile US, Inc.(a)	28,055	2,222
		33,577
Communications Equipment (0.7%):
Cisco Systems, Inc.	46,274	2,127

Consumer Discretionary (13.7%):
Aaron’s, Inc.	29,382	1,744
Amazon.com, Inc.(a)	4,171	8,378
Dollar General Corp.	9,675	1,484
D.R. Horton, Inc.	73,460	4,349
Group 1 Automotive, Inc.	18,832	1,898
LCI Industries	27,972	3,020
LGI Homes, Inc.(a)(b)	40,936	3,264
Lithia Motors, Inc., Class A(b)	21,305	2,890
Marriott Vacations Worldwide Corp.	13,548	1,629
Meritage Homes Corp.(a)	46,466	3,297
Skechers USA, Inc., Class A(a)	71,452	2,672
Target Corp.	33,952	3,760
TopBuild Corp.(a)	15,629	1,790
		40,175
Consumer Staples (6.1%):
PepsiCo, Inc.	27,649	3,927
The Coca-Cola Co.	75,458	4,406
The Procter & Gamble Co.	45,400	5,658
US Foods Holding Corp.(a)	96,666	3,883
		17,874
Electronic Equipment, Instruments & Components (3.3%):
CDW Corp.	29,494	3,847
Jabil, Inc.	105,283	4,095
Zebra Technologies Corp.(a)	7,220	1,726
		9,668
Energy (2.0%):
Chevron Corp.	15,523	1,663
Phillips 66	21,942	2,005
Valero Energy Corp.	25,034	2,111
		5,779
Financials (11.8%):
Ally Financial, Inc.	95,719	3,066
Ameriprise Financial, Inc.	25,132	4,157
Citigroup, Inc.	74,034	5,508
Essent Group Ltd.	75,005	3,721
LPL Financial Holdings, Inc.	46,395	4,274
Meta Financial Group, Inc.	80,600	3,000
NMI Holdings, Inc., Class A(a)	92,223	2,944
Primerica, Inc.	30,529	3,620
Western Alliance Bancorp	78,489	4,335
		34,625
Health Care (11.4%):
AbbVie, Inc.	63,512	5,146
Anthem, Inc.	13,490	3,579
Biogen, Inc.(a)	10,002	2,689
Bristol-Myers Squibb Co.	94,762	5,966
HCA Healthcare, Inc.	23,087	3,204
Jazz Pharmaceuticals PLC(a)	27,877	3,996
Medtronic PLC	11,183	1,291
Pfizer, Inc.	45,912	1,710

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc.(a)	11,033	$3,728
UnitedHealth Group, Inc.	7,260	1,978
		33,287
Industrials (9.2%):
Air Lease Corp.	93,486	4,014
EMCOR Group, Inc.	43,896	3,607
Federal Signal Corp.	112,886	3,630
Kansas City Southern	10,992	1,854
L3Harris Technologies, Inc.	17,190	3,805
Lockheed Martin Corp.	12,052	5,160
SkyWest, Inc.	50,674	2,796
Universal Forest Products, Inc.	39,400	1,887
		26,753
IT Services (8.4%):
Booz Allen Hamilton Holdings Corp.	37,413	2,920
EPAM Systems, Inc.(a)	13,419	3,061
Euronet Worldwide, Inc.(a)	24,978	3,938
Fiserv, Inc.(a)	35,401	4,199
Mastercard, Inc., Class A	7,771	2,455
Visa, Inc., Class A	16,873	3,357
WNS Holdings Ltd., ADR(a)	63,265	4,515
		24,445
Materials (1.4%):
Vulcan Materials Co.	28,321	4,011

Real Estate (1.4%):
CBRE Group, Inc., Class A(a)	68,320	4,171

Semiconductors & Semiconductor Equipment (1.9%):
Broadcom, Inc.	12,271	3,745
NVIDIA Corp.	7,187	1,699
		5,444
Software (8.6%):
Adobe, Inc.(a)	6,574	2,308
Microsoft Corp.	105,918	18,030
Oracle Corp.	58,838	3,086
Salesforce.com, Inc.(a)	9,850	1,796
		25,220
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc.	47,797	14,794

Total Common Stocks (Cost $221,552)		281,950

Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	22,511	7,242
Total Exchange-Traded Funds (Cost $7,145)		7,242

Collateral for Securities Loaned^(0.8%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.69%(c)	183,318	183
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(c)	658,128	658
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.66%(c)	19,349	19
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.72%(c)	346,993	347
JPMorgan Prime Money Market Fund, Capital Class, 1.67%(c)	385,591	386

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.71%(c)	780,774	$781
Total Collateral for Securities Loaned (Cost $2,374)		2,374
Total Investments (Cost $231,071) — 99.8%		291,566
Other assets in excess of liabilities — 0.2%		633
NET ASSETS - 100.00%		$292,199

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communication Services (12.8%):
Activision Blizzard, Inc.	8,961	$524
Alphabet, Inc., Class C(a)	542	777
Facebook, Inc., Class A(a)	3,564	720
		2,021
Consumer Discretionary (20.7%):
Alibaba Group Holding Ltd., ADR(a)	2,993	618
Amazon.com, Inc.(a)	542	1,089
Burlington Stores, Inc.(a)	2,617	569
Lululemon Athletica, Inc.(a)	2,662	637
Ulta Beauty, Inc.(a)	1,375	368
		3,281
Electronic Equipment, Instruments & Components (2.1%):
Keysight Technologies, Inc.(a)	3,572	332

Financials (3.0%):
MSCI, Inc.	1,650	472

Health Care (17.7%):
Edwards Lifesciences Corp.(a)	2,086	459
Illumina, Inc.(a)	1,164	338
UnitedHealth Group, Inc.	1,904	519
Veeva Systems, Inc., Class A(a)	3,493	512
Vertex Pharmaceuticals, Inc.(a)	1,413	321
Zoetis, Inc.	4,913	659
		2,808
Industrials (6.7%):
CoStar Group, Inc.(a)	1,063	694
Union Pacific Corp.	2,020	362
		1,056
IT Services (14.5%):
EPAM Systems, Inc.(a)	2,497	570
PayPal Holdings, Inc.(a)	5,471	623
Visa, Inc., Class A	5,545	1,103
		2,296
Semiconductors & Semiconductor Equipment (3.8%):
NVIDIA Corp.	2,554	604

Software (15.7%):
Proofpoint, Inc.(a)	2,849	350
Salesforce.com, Inc.(a)	2,707	494
ServiceNow, Inc.(a)	2,685	908
The Trade Desk, Inc., Class A(a)	595	160
Workday, Inc., Class A(a)	2,980	550
		2,462

Total Common Stocks (Cost $8,272)		15,332
Total Investments (Cost $8,272) — 97.0%		15,332
Other assets in excess of liabilities — 3.0%		474
NET ASSETS - 100.00%		$15,806

(a)	Non-income producing security.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Communication Services (11.5%):
Alphabet, Inc., Class C(a)	1,524	$2,185
Comcast Corp., Class A	25,038	1,082
Facebook, Inc., Class A(a)	6,365	1,285
Nexstar Media Group, Inc., Class A	6,961	843
The Walt Disney Co.	2,297	318
T-Mobile US, Inc.(a)	5,084	403
		6,116
Communications Equipment (0.7%):
Cisco Systems, Inc.	8,391	386

Consumer Discretionary (13.7%):
Aaron’s, Inc.	5,351	318
Amazon.com, Inc.(a)	756	1,519
Dollar General Corp.	1,731	266
D.R. Horton, Inc.	13,261	785
Group 1 Automotive, Inc.	3,407	343
LCI Industries	5,063	547
LGI Homes, Inc.(a)	7,309	583
Lithia Motors, Inc., Class A	3,854	523
Marriott Vacations Worldwide Corp.	2,442	294
Meritage Homes Corp.(a)	8,318	590
Skechers USA, Inc., Class A(a)	12,956	484
Target Corp.	6,130	678
TopBuild Corp.(a)	2,839	325
		7,255
Consumer Staples (6.1%):
PepsiCo, Inc.	5,006	711
The Coca-Cola Co.	13,623	795
The Procter & Gamble Co.	8,160	1,017
US Foods Holding Corp.(a)	17,420	700
		3,223
Electronic Equipment, Instruments & Components (3.3%):
CDW Corp.	5,318	694
Jabil, Inc.	18,969	738
Zebra Technologies Corp.(a)	1,306	312
		1,744
Energy (1.9%):
Chevron Corp.	2,813	301
Phillips 66	3,958	362
Valero Energy Corp.	4,321	364
		1,027
Financials (11.7%):
Ally Financial, Inc.	17,088	547
Ameriprise Financial, Inc.	4,552	753
Citigroup, Inc.	13,484	1,004
Essent Group Ltd.	13,032	646
LPL Financial Holdings, Inc.	8,304	765
Meta Financial Group, Inc.	14,541	541
NMI Holdings, Inc., Class A(a)	16,626	531
Primerica, Inc.	5,503	652
Western Alliance Bancorp	14,049	776
		6,215
Health Care (11.3%):
AbbVie, Inc.	11,406	924
Anthem, Inc.	2,433	645
Biogen, Inc.(a)	1,786	480
Bristol-Myers Squibb Co.	17,259	1,087
HCA Healthcare, Inc.	4,190	582
Jazz Pharmaceuticals PLC(a)	4,977	713
Medtronic PLC	2,028	234
Pfizer, Inc.	8,291	309

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc.(a)	1,970	$666
UnitedHealth Group, Inc.	1,308	356
		5,996
Industrials (9.1%):
Air Lease Corp.	16,699	717
EMCOR Group, Inc.	7,898	649
Federal Signal Corp.	20,223	650
Kansas City Southern	1,981	334
L3Harris Technologies, Inc.	3,103	687
Lockheed Martin Corp.	2,180	934
SkyWest, Inc.	9,164	506
Universal Forest Products, Inc.	7,147	342
		4,819
IT Services (8.3%):
Booz Allen Hamilton Holdings Corp.	6,733	525
EPAM Systems, Inc.(a)	2,420	552
Euronet Worldwide, Inc.(a)	4,550	717
Fiserv, Inc.(a)	6,380	757
Mastercard, Inc., Class A	1,360	430
Visa, Inc., Class A	3,032	603
WNS Holdings Ltd., ADR(a)	11,408	815
		4,399
Materials (1.4%):
Vulcan Materials Co.	5,137	728

Real Estate (1.5%):
CBRE Group, Inc., Class A(a)	12,776	780

Semiconductors & Semiconductor Equipment (1.9%):
Broadcom, Inc.	2,235	682
NVIDIA Corp.	1,302	308
		990
Software (8.5%):
Adobe, Inc.(a)	1,230	432
Microsoft Corp.	19,090	3,249
Oracle Corp.	10,661	559
Salesforce.com, Inc.(a)	1,785	325
		4,565
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc.	8,683	2,687

Total Common Stocks (Cost $40,933)		50,930

Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	4,156	1,337
Total Exchange-Traded Funds (Cost $1,348)		1,337
Total Investments (Cost $42,281) — 98.5%		52,267
Other assets in excess of liabilities — 1.5%		777
NET ASSETS - 100.00%		$53,044

(a)	Non-income producing security.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.4%)
VictoryShares International Volatility Wtd ETF	45,140	$1,753
VictoryShares US Multi-Factor Minimum Volatility ETF	52,990	1,768
VictoryShares US Small Cap Volatility Wtd ETF	18,626	877
Total Affiliated Exchange-Traded Funds (Cost $3,482)		4,398

Affiliated Mutual Funds (82.4%)
Victory INCORE Total Return Bond Fund, Class R6	329,925	3,210
Victory Integrity Discovery Fund, Class Y	24,258	862
Victory Market Neutral Income Fund, Class I	570,095	5,484
Victory RS Global Fund, Class Y (a)	506,476	7,364
Victory Sophus Emerging Markets Small Cap Fund, Class Y	279,171	1,935
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	168,224	1,950
Total Affiliated Mutual Funds (Cost $20,702)		20,805
Total Investments (Cost $24,184) — 99.8%		25,203
Other assets in excess of liabilities — 0.2%		60
NET ASSETS - 100.00%		$25,263

(a)  Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 01/31/2020	Dividend Income
Strategic Allocation Fund
Victory INCORE Total Return Bond Fund, Class R6	$3,151	$23	$-	$-	$-	$36	$3,210	$23
Victory Integrity Discovery Fund, Class Y	929	20	(96)	(14)	20	3	862	-
Victory Market Neutral Income Fund, Class I	5,437	48	(13)	-	-	12	5,484	48

Victory RS Global Fund, Class Y	7,443	104	(518)	73	5	257	7,364	98
Victory Sophus Emerging Markets Small Cap Fund, Class Y	2,061	25	(146)	(64)	4	55	1,935	20
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	1,968	20	(90)	(21)	-	73	1,950	20
VictoryShares International Volatility Wtd ETF	1,807	-	(64)	7	-	3	1,753	7
VictoryShares US Multi-Factor Minimum Volatility ETF	1,802	-	(102)	24	-	44	1,768	10
VictoryShares US Small Cap Volatility Wtd ETF	889	-	(13)	2	-	(1)	877	4

Total	$ 25,487	$ 240	$ (1,042)	$ 7	$ 29	$ 482	$ 25,203	$ 230

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	January 31, 2020
(Amounts in Thousands, Except for Principal Amount)	(Unaudited)

Security Description	Principal Amount	Value

Government National Mortgage Association (85.2%)
Multi-family (0.7%):
Collateralized Mortgage Obligations (0.4%):
Government National Mortgage Assoc.
Series 2012-33, Class AB, 7.00%, 3/16/46	$3,056	$3,232

Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	9	9
7.50%, 8/15/21	7	7
7.92%, 7/1/23	240	240
8.00%, 1/15/31 - 11/15/33	1,149	1,150
7.75%, 9/15/33	411	412
		1,818
Single Family (84.9%):
Collateralized Mortgage Obligations (3.7%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	245	245
Series 2001-10, Class PE, 6.50%, 3/16/31	186	186
Series 2002-22, Class GF, 6.50%, 3/20/32	32	32
Series 2005-74, Class HB, 7.50%, 9/16/35	15	16
Series 2005-74, Class HC, 7.50%, 9/16/35	73	84
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,083	1,248
Series 2012-106, Class JM, 7.30%, 10/20/34 (a)	866	998
Series 2012-30, Class WB, 7.08%, 11/20/39 (a)	3,446	3,912
Series 2013-190, Class KT, 8.13%, 9/20/30 (a)	554	615
Series 2013-51, Class BL, 6.08%, 4/20/34 (a)	2,296	2,609
Series 2013-64, Class KY, 6.89%, 12/20/38 (a)	1,434	1,619
Series 2013-70, Class KP, 7.03%, 2/20/39 (a)	1,167	1,355
Series 2014-69, Class W, 7.22%, 11/20/34 (a)	173	200
Series 2014-74, Class PT, 7.78%, 5/16/44 (a)	303	347
Series 2015-77, Class PT, 7.78%, 6/20/39 (a)	764	856
Series 2019-22, Class PT, 7.91%, 2/20/49 (a)	10,517	12,025
		26,347
Pass-throughs (81.2%):
Government National Mortgage Assoc.
9.00%, 2/15/20 - 2/15/38	3,385	3,768
9.50%, 4/15/20 - 9/15/27	239	257
7.75%, 11/15/20	35	35
10.50%, 12/15/20	—(b)	–(b)
6.00%, 1/15/22 - 6/15/41	46,093	52,606
7.95%, 9/15/22	14	14
7.13%, 3/15/23 - 7/15/25	765	789
5.50%, 7/15/23	25	27
6.50%, 8/20/23 - 2/20/41	166,117	191,960
7.00%, 12/15/23 - 1/15/39	120,095	139,632
8.00%, 11/20/24 - 5/15/49	52,764	61,960
10.00%, 4/15/25 - 2/15/26	89	89
7.50%, 8/15/26 - 5/15/49	91,808	105,800
6.13%, 6/20/28 - 9/20/29	463	487
6.28%, 10/20/28 - 10/20/29	865	932
6.10%, 5/20/29 - 7/20/31	737	795
7.30%, 4/20/30 - 2/20/31	350	367
6.49%, 5/20/31 - 3/20/32	1,118	1,222
8.50%, 6/15/31 - 7/15/32	9,324	10,729
		571,469
Total Government National Mortgage Association (Cost $600,231)		602,866

U.S. Treasury Obligations (14.0%)
U.S. Treasury Bills, 1.43%, 3/26/20 (c)	24,044	23,991

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Fund for Income	January 31, 2020
(Amounts in Thousands, Except for Shares or Principal Amount)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Bonds, 8.00%, 11/15/21	$66,751	$74,464
Total U.S. Treasury Obligations (Cost $98,410)		98,455
Investment Companies (0.0%)(d)
BlackRock Liquidity Funds Fedfund Portfolio, 1.41%	100,142	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $698,741) — 99.6%		701,421
Other assets in excess of liabilities — 0.4%		3,027
NET ASSETS - 100.00%		$704,448

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2020.

(b)	Rounds to less than $1.
(c)	Rate represents the effective yield at January 31, 2020.
(d)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	January 31, 2020
(Amounts in Thousands, Except for Principal Amount)	(Unaudited)

Security Description	Principal Amount	Value

Convertible Corporate Bonds (69.4%)
Communication Services (0.6%):
Snap, Inc., 0.75%, 8/1/26 (a)	$1,595	$1,781

Consumer Discretionary (4.3%):
Booking Holdings, Inc.
0.35%, 6/15/20	8,700	12,106
0.90%, 9/15/21 (b)	1,005	1,103
		13,209
Financials (16.1%):
Ares Capital Corp.
3.75%, 2/1/22	7,085	7,345
4.63%, 3/1/24	3,845	4,114
Barclays Bank PLC, 0.00%, 2/4/25	3,025	3,185
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,741
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	4,000	4,316
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	9,355	10,086
MGIC Investment Corp., 9.00%, 4/1/63 (a)	4,127	5,578
Prospect Capital Corp.
4.75%, 4/15/20	1,494	1,497
4.95%, 7/15/22, Callable 4/15/22 @ 100	5,923	6,134
TPG Specialty Lending, Inc., 4.50%, 8/1/22	2,985	3,199
		49,195
Health Care (15.3%):
ALZA Corp., 7/28/20, Callable 2/24/20 @ 98.72 (c)	3,916	7,991
Anthem, Inc., 2.75%, 10/15/42	3,949	14,615
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 1.39%(LIBOR03M-50bps), 9/15/23, Callable 3/9/20 @ 100 (d) (e)	2,466	3,975
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21, Callable 2/24/20 @97.86 (c)	1,161	7,126
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21 (b)	9,352	11,701
Teladoc Health, Inc., 3.00%, 12/15/22	500	1,192
		46,600
Industrials (7.1%):
Dycom Industries, Inc., 0.75%, 9/15/21	2,355	2,275
Fortive Corp., 0.88%, 2/15/22 (a)	13,180	13,273
Macquarie Infrastructure, 2.00%, 10/1/23	6,441	6,170
		21,718
Information Technology (17.5%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (b)	4,622	5,327
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)(b)	4,215	5,037
Micron Technology, Inc., Convertible Subordinated Notes, 3.13%, 5/1/32, Callable 5/4/21 @ 100 (e)	1,093	5,839
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,910	17,741
Nuance Communication, Inc. Convertible Subordinated Notes, 1.00%, 12/15/35, Callable 12/20/22 @ 100 (b)	2,345	2,436
ON Semiconductor Corp.
1.00%, 12/1/20	1,825	2,391
1.63%, 10/15/23 (b)	660	880
Palo Alto Networks. Inc., 0.75%, 7/1/23	1,365	1,516
ServiceNow, Inc., 0.00%, 6/1/22	300	751
Western Digital Corp., 1.50%, 2/1/24	11,664	11,650
		53,568
Real Estate (6.9%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	9,175	9,623
VEREIT, Inc., 3.75%, 12/15/20	11,352	11,490
		21,113
Utilities (1.6%):
CenterPoint Energy, Inc., 4.52%, 9/15/29	80,000	4,825

Total Convertible Corporate Bonds (Cost $191,239)		212,009

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Convertible Preferred Stocks (28.8%)
Financials (11.3%):
AMG Capital Trust II, 5.15%, 10/15/37	158,994	$7,453
Bank of America Corp., Series L, 7.25%	6,630	10,427
New York Community Capital Trust, 6.00%, 11/1/51	67,654	3,447
Wells Fargo & Co., Series L, 7.50%	8,524	13,174
		34,501
Health Care (0.4%):
Becton, Dickinson and Co., Series A, 6.13%, 5/1/20	20,150	1,321

Industrials (3.5%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	47,125	4,948
Stanley Black & Decker, Inc., 5.38%, 5/15/20	53,800	5,624
		10,572
Utilities (13.6%):
American Electric Power Co., Inc., 6.13%, 3/15/22	98,985	5,741
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	100,003	10,973
DTE Energy Co., 6.25%, 11/1/22	127,215	6,522
NextEra Energy, Inc., 4.87%, 9/1/22	127,545	6,968
Southern Co., 6.75%, 8/1/22	199,220	11,315
		41,519
Total Convertible Preferred Stocks (Cost $82,128)		87,913

Collateral for Securities Loaned^ (3.8%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.69%(f)	894,114	894
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.66%(f)	94,571	95
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 1.50%(f)	3,209,949	3,210
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.72%(f)	1,692,419	1,692
JPMorgan Prime Money Market Fund, Capital Class, 1.67%(f)	1,880,676	1,881
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.71%(f)	3,808,138	3,808
Total Collateral for Securities Loaned (Cost $11,580)		11,580
Total Investments (Cost $284,947) — 102.0%		311,502
Liabilities in excess of other assets — (2.0)%		(6,103)
NET ASSETS - 100.00%		$305,399

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2020, the fair value of these securities was $35,755 (thousands) and amounted to 11.7% of net assets.

(b)	All or a portion of this security is on loan.
(c)	Continuously callable with 15 days’ notice.
(d)	Variable- or Floating-Rate Security. Rate disclosed is as of January 31, 2020.
(e)	Continuously callable with 30 days’ notice.
(f)	Rate disclosed is the daily yield on January 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of January 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Communication Services (3.2%):
Cinemark Holdings, Inc.(a)	4,508,800	$142,072
The Interpublic Group of Cos., Inc.(a)	5,876,400	133,395
ViacomCBS, Inc., Class B	3,041,000	103,789
		379,256
Consumer Discretionary (7.5%):
AutoNation, Inc.(a)(b)	1,356,777	57,582
BorgWarner, Inc.(a)	4,726,025	162,055
Carter’s, Inc.(a)(c)	2,388,300	253,327
Darden Restaurants, Inc.	1,737,875	202,341
Mohawk Industries, Inc.(b)	665,000	87,567
Yum! Brands, Inc.	1,234,000	130,520
		893,392
Consumer Staples (9.8%):
Archer-Daniels-Midland Co.	6,520,200	291,845
Hormel Foods Corp.(a)	2,265,575	107,071
Kimberly-Clark Corp.	1,375,075	196,966
Sysco Corp.	2,216,900	182,096
The Clorox Co.	1,078,300	169,627
The Kroger Co.	8,024,200	215,530
		1,163,135
Energy (4.5%):
Cimarex Energy Co.(a)	3,208,800	140,834
Devon Energy Corp.(a)	6,300,000	136,836
Parsley Energy, Inc., Class A	6,233,500	103,725
Valero Energy Corp.	1,736,800	146,430
		527,825
Financials (17.2%):
Aflac, Inc.	2,223,575	114,670
Alleghany Corp.(b)	337,250	269,011
American Financial Group, Inc.	1,839,725	200,144
Arthur J. Gallagher & Co.	980,375	100,557
E*TRADE Financial Corp.	4,320,000	184,118
Everest Re Group Ltd.(a)	545,100	150,758
Fidelity National Financial, Inc., Class A	2,641,425	128,769
Old Republic International Corp.	5,349,600	120,633
Prosperity Bancshares, Inc.(a)	2,809,200	197,206
TCF Financial Corp.	2,840,500	120,096
The Allstate Corp.	1,352,225	160,293
W.R. Berkley Corp.	1,618,448	119,004
Zions Bancorp NA	3,750,000	170,588
		2,035,847
Health Care (5.8%):
AmerisourceBergen Corp.	2,086,000	178,478
Molina Healthcare, Inc.(b)	762,000	93,703
QIAGEN NV(b)	2,669,700	90,182
Quest Diagnostics, Inc.	2,907,075	321,727
		684,090
Industrials (14.1%):
AGCO Corp.	2,364,600	165,852
Alaska Air Group, Inc.	3,215,000	207,657
Hubbell, Inc.	760,700	108,955
JB Hunt Transport Services, Inc.	1,225,600	132,279
Landstar System, Inc.	1,757,250	194,615
ManpowerGroup, Inc.	1,902,400	174,051
Owens Corning, Inc.	2,285,900	138,274
Parker-Hannifin Corp.	764,750	149,654
Republic Services, Inc., Class A	1,297,000	123,280
Textron, Inc.	4,810,900	220,965

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Xylem, Inc.	723,400	$59,073
		1,674,655
Information Technology (13.7%):
Coherent, Inc.(a)(b)	900,000	127,287
DXC Technology Co.	2,748,793	87,632
Flex Ltd.(b)	14,722,825	193,605
Genpact Ltd.	2,936,600	130,003
Hewlett Packard Enterprises Co.	8,888,319	123,814
KLA Corp.	454,100	75,263
Leidos Holdings, Inc.	1,770,000	177,833
MAXIMUS, Inc.(a)	2,468,550	177,118
Motorola Solutions, Inc.	925,600	163,831
Nuance Communications, Inc.(a)(b)	11,267,000	213,171
Skyworks Solutions, Inc.	952,700	107,798
Synopsys, Inc.(b)	303,550	44,777
		1,622,132
Materials (8.7%):
AptarGroup, Inc.	1,069,700	123,561
Avery Dennison Corp.	1,396,900	183,329
Eastman Chemical Co.	2,825,000	201,338
Packaging Corp. of America	905,850	86,735
Reliance Steel & Aluminum Co.	1,525,546	175,133
Steel Dynamics, Inc.(a)	3,905,000	116,681
Westlake Chemical Corp.(a)	2,460,000	150,552
		1,037,329
Real Estate (7.9%):
Healthcare Trust of America, Inc., Class A(a)	6,318,100	202,369
Highwoods Properties, Inc.	4,187,500	209,836
Lamar Advertising Co., Class A	2,460,300	228,339
National Retail Properties, Inc.	2,487,225	139,285
Public Storage	710,000	158,870
		938,699
Utilities (3.6%):
Alliant Energy Corp.	2,724,100	161,703
DTE Energy Co.	944,975	125,313
Xcel Energy, Inc.	2,068,975	143,152
		430,168
Total Common Stocks (Cost $9,999,856)		11,386,528

Exchange-Traded Funds (1.5%)
iShares Russell Mid-Cap Value ETF	1,896,800	176,270
Total Exchange-Traded Funds (Cost $133,210)		176,270

Collateral for Securities Loaned^(1.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.69%(d)	15,851,279	15,851
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(d)	56,907,519	56,908
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.66%(d)	1,673,046	1,673
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.72%(d)	30,004,023	30,004
JPMorgan Prime Money Market Fund, Capital Class, 1.67%(d)	33,341,535	33,342

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.71%(d)	67,512,508	$67,512
Total Collateral for Securities Loaned (Cost $205,290)		205,290
Total Investments (Cost $10,338,356) — 99.2%		11,768,088
Other assets in excess of liabilities — 0.8%		91,444
NET ASSETS - 100.00%		$11,859,532

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on January 31, 2020.

ETF—Exchange-Traded Fund

Affiliate Holdings

	Fair Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 1/31/2020	Dividend Income
Sycamore Established Value Fund

Carter’s, Inc.	$239,403	$-	$-	$-	$-	$13,924	$253,327	$1,194

Total	$239,403	$-	$-	$-	$-	$13,924	$253,327	$1,194

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Communication Services (0.8%):
The E.W. Scripps Co., Class A(a)(b)	3,850,000	$46,739

Consumer Discretionary (12.8%):
Boyd Gaming Corp.	1,733,100	51,733
Choice Hotels International, Inc.(a)	340,375	34,106
Churchill Downs, Inc.(a)	157,000	22,668
Core-Mark Holding Co., Inc.(b)	2,876,350	67,422
Dunkin’ Brands Group, Inc.	471,050	36,784
Helen of Troy Ltd.(c)	274,275	51,852
Hyatt Hotels Corp., Class A(a)	497,000	42,016
Murphy USA, Inc.(c)	541,700	55,345
Oxford Industries, Inc.	685,550	47,577
Penske Automotive Group, Inc.	1,438,975	67,589
Steven Madden Ltd.	936,362	36,106
Texas Roadhouse, Inc.	1,274,125	79,632
Unifi, Inc.(b)(c)	1,367,200	29,422
Visteon Corp.(c)	494,300	39,450
Wolverine World Wide, Inc.	1,727,793	54,547
		716,249
Consumer Staples (2.8%):
Casey’s General Stores, Inc.	247,000	39,732
Flowers Foods, Inc.	2,724,775	58,665
Sanderson Farms, Inc.(a)	415,275	57,179
		155,576
Energy (2.3%):
Delek US Holdings, Inc.(a)	1,668,600	45,819
Helix Energy Solutions Group, Inc.(a)(c)	6,200,000	51,708
PDC Energy, Inc.(c)	1,416,098	30,574
		128,101
Financials (21.0%):
American Financial Group, Inc.	354,553	38,572
AMERISAFE, Inc.	896,314	61,326
Associated Bancorp, Class A	2,905,234	57,901
Axis Capital Holdings Ltd., Class A	1,234,775	79,334
Bank of Hawaii Corp.(a)	917,000	82,164
Columbia Banking System, Inc.	1,431,600	55,403
Eagle Bancorp, Inc.	830,250	36,282
FBL Financial Group, Inc., Class A	650,000	34,957
First American Financial Corp.	997,600	61,831
Horace Mann Educators Corp.	1,384,600	59,552
Independent Bank Corp.	852,621	61,559
Kemper Corp.	897,300	66,777
Lakeland Financial Corp.(a)	947,150	44,933
Pinnacle Financial Partners, Inc.(a)	1,386,175	81,867
RenaissanceRe Holdings Ltd.	240,900	45,636
South State Corp.	1,059,900	80,139
State Auto Financial Corp.	1,276,894	38,447
Stewart Information Services Corp.	1,099,200	45,892
UMB Financial Corp.(a)	1,014,050	67,394
Virtus Investment Partners, Inc.(a)	85,375	10,504
White Mountains Insurance Group Ltd.	59,900	66,921
		1,177,391
Health Care (6.1%):
AngioDynamics, Inc.(b)(c)	4,048,525	55,748
Avanos Medical, Inc., Class I(a)(c)	1,402,325	38,620
Cutera, Inc.(b)(c)	886,200	24,973
Hanger, Inc.(b)(c)	2,165,340	52,899
ICU Medical, Inc.(a)(c)	326,800	59,631
Magellan Health, Inc.(c)	466,900	34,182
Natus Medical, Inc.(c)	896,000	28,036

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NuVasive, Inc.(c)	641,636	$49,483
		343,572
Industrials (21.1%):
ABM Industries, Inc.	981,125	37,420
Alamo Group, Inc.	509,150	63,420
Altra Industrial Motion Corp.	1,286,200	42,779
Applied Industrial Technologies, Inc.	1,212,625	78,299
Astec Industries, Inc.	568,500	23,445
Carlisle Cos., Inc.	354,584	55,397
Crane Co.(a)	979,600	83,717
EMCOR Group, Inc.	775,925	63,758
Encore Wire Corp.(a)	899,900	48,874
Forward Air Corp.	826,602	54,101
FTI Consulting, Inc.(c)	184,550	22,157
Hillenbrand, Inc.	852,704	24,754
Korn Ferry	907,500	37,189
Marten Transport Ltd.	2,104,400	43,687
Mueller Industries, Inc.	1,151,975	33,603
MYR Group, Inc.(c)	620,900	17,832
Saia, Inc.(c)	475,225	41,392
TriMas Corp.(c)	1,618,550	46,501
UniFirst Corp.	341,725	69,688
Universal Forest Products, Inc.	1,144,550	54,824
US Ecology, Inc.(a)	774,300	41,820
Viad Corp.	793,650	51,587
Watts Water Technologies, Inc., Class A	726,400	72,429
Werner Enterprises, Inc.	1,953,600	72,010
		1,180,683
Information Technology (12.0%):
ADTRAN, Inc.(b)	2,697,400	24,411
Advanced Energy Industries, Inc.(a)(c)	863,350	60,382
Anixter International, Inc.(c)	500,950	48,893
Littelfuse, Inc.	311,200	55,054
LogMeIn, Inc.	821,625	70,635
ManTech International Corp., Class A	744,800	59,793
MAXIMUS, Inc.	795,575	57,083
MicroStrategy, Inc.(c)	360,600	54,822
MKS Instruments, Inc.	543,300	56,949
NETGEAR, Inc.(a)(b)(c)	1,709,300	43,964
Plexus Corp.(c)	495,700	35,254
ScanSource, Inc.(c)	1,186,000	41,380
Sykes Enterprises, Inc.(c)	1,912,925	64,254
		672,874
Materials (8.0%):
Cabot Corp.(a)	1,213,333	48,351
Kaiser Aluminum Corp.	449,525	45,020
Minerals Technologies, Inc.(a)	1,214,025	65,716
Orion Engineered Carbons SA	2,349,150	36,882
PolyOne Corp.	1,388,350	46,065
Silgan Holdings, Inc.	1,892,400	58,399
Sonoco Products Co.	993,050	56,743
Valvoline, Inc.	1,585,000	33,412
Worthington Industries, Inc.	1,548,900	56,968
		447,556
Real Estate (6.5%):
American Assets Trust, Inc.	841,425	38,335
Healthcare Realty Trust, Inc.	2,057,175	74,182
LTC Properties, Inc.	621,575	28,692
Rayonier, Inc.(a)	2,230,100	67,750
Sunstone Hotel Investors, Inc.	4,064,700	51,540
Urstadt Biddle Properties, Inc., Class A	837,725	18,991

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Washington Real Estate Investment Trust(a)	2,861,425	$87,103
		366,593
Utilities (3.0%):
ALLETE, Inc.	559,400	46,700
MGE Energy, Inc.	494,400	39,517
NorthWestern Corp.	613,050	47,186
ONE Gas, Inc.(a)	393,100	37,148
		170,551
Total Common Stocks (Cost $4,689,683)		5,405,885

Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value ETF(a)	576,000	70,180
Total Exchange-Traded Funds (Cost $66,331)		70,180

Collateral for Securities Loaned^(1.8%)
BlackRock Liquidity Funds TempFund, Institutional Class, 1.69%(d)	7,669,646	7,670
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(d)	27,534,722	27,535
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.66%(d)	809,504	810
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.72%(d)	14,517,456	14,517
JPMorgan Prime Money Market Fund, Capital Class, 1.67%(d)	16,132,313	16,132
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.71%(d)	32,665,949	32,666
Total Collateral for Securities Loaned (Cost $99,330)		99,330
Total Investments (Cost $4,855,344) — 99.5%		5,575,395
Other assets in excess of liabilities — 0.5%		25,395
NET ASSETS - 100.00%		$5,600,790

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Affiliated security.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on January 31, 2020.

ETF—Exchange-Traded Fund

Affiliate Holdings

	Fair Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 01/31/2020	Dividend Income
Sycamore Small Company Opportunity Fund

ADTRAN, Inc.	$23,764	$-	$-	$-	$-	$647	$24,411	$243

AngioDynamics, Inc.	58,613	3,340	-	-	-	(6,205)	55,748	-

Core-Mark Holding, Co.	63,584	21,339	-	-	-	(17,501)	67,422	307

Cutera, Inc.	-	31,232	-	-	-	(6,259)	24,973	-

Hanger, Inc.	49,146	-	(192)	17	-	3,928	52,899	-

NETGEAR, Inc.	41,915	4,422	-	-	-	(2,373)	43,964	-

The E.W. Scripps Co., Class A	51,725	-	-	-	-	(4,986)	46,739	193

Unifi, Inc.	35,569	1,335	-	-	-	(7,482)	29,422	-

Total	$324,316	$61,668	$(192)	$17	$-	$(40,231)	$345,578	$743